Long Term Debt (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of borrowing and repayments under the revolving credit facility
Advances on revolving credit facility	$ 391,000	$ 412,318	$ 208,917
Payments on revolving credit facility	(121,819)	(244,399)	(79,506)
OLLC [Member]
Summary of borrowing and repayments under the revolving credit facility
Advances on revolving credit facility	293,000	130,000
Payments on revolving credit facility	(42,000)	(10,000)
Previous Owners [Member]
Summary of borrowing and repayments under the revolving credit facility
Advances on revolving credit facility	98,000	196,400	93,811
Payments on revolving credit facility	(79,819)	(33,053)	(17,906)
Predecessor [Member]
Summary of borrowing and repayments under the revolving credit facility
Advances on revolving credit facility		85,918	115,106
Payments on revolving credit facility		$ (201,346)	$ (61,600)